STOCK BASED COMPENSATION (Details 6) - Stock Compensation Plan [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Average expected life in years	5 years	5 years
Average risk-free interest rate	2.20%	5.00%
Average volatility	253.00%	100.00%
Dividend yield	0.00%	0.00%